Share-based payments - Significant inputs into the model & Fair Value (Details) £ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) £ / shares	Dec. 31, 2025 USD ($) Y $ / shares	Dec. 31, 2024 GBP (£) £ / shares	Dec. 31, 2024 USD ($) Y $ / shares
Share-based payments
Fair value of awards granted | $		$ 38		$ 46
Weighted average fair value per award granted | £	£ 2.623		£ 5.067
Weighted average share price for options exercised	£ 3.832		£ 4.714
Weighted average contract term remaining on shares unexercised		533 days		535 days
Performance Shares
Share-based payments
Share price	£ 3.388		£ 4.661
Expected share price volatility, percentage		32.60%		29.50%
Median share price correlation between the companies in the comparator group, percentage		71.60%		73.10%
Expected life | Y		3		3
Exercise price of the nil-cost awards | $ / shares		$ 0		$ 0